Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)		Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY
Current assets:
Cash and cash equivalents	$ 240,986	1,458,856	432,254	410,389	$ 71,403	83,256	$ 42,947		259,987		167,920
Restricted cash	31,885	193,020	191,766				499		3,020		1,766
Accounts receivable (net of allowance for doubtful accounts of RMB341 and RMB547 (US$90) as of December 31, 2012 and 2013, respectively)	100,833	610,413	293,369				99,973		605,205		293,361
Short-term investments	182,009	1,101,826	222,701				148,669		900,000		0
Prepaid expenses and other current assets	25,584	154,875	95,756				18,314		110,865		50,194
Deferred tax assets	2,943	17,816	8,585				3,768		22,811		8,585
Amounts due from related parties	11,150	67,498	18,726				1,619		9,800		3,702
Total current assets	595,390	3,604,304	1,263,157				315,789		1,911,688		525,528
Non-current assets:
Property and equipment, net	231,623	1,402,177	822,707				134,453		813,939		559,653
Intangible assets, net	55,650	336,889	303,909	159,439			38,094		230,607		188,026
Goodwill	67,810	410,500	296,688				67,810		410,500		296,688
Deferred tax assets	2,337	14,149	11,231				2,227		13,482		10,914
Long-term investments	17,630	106,727	57,599				16,275		98,526		49,399
Other non-current assets	6,238	37,760	0				1,924		11,645		0
Total non-current assets	417,473	2,527,258	1,713,762				260,783		1,578,699		1,104,680
Total assets	1,012,863	6,131,562	2,976,919				576,572		3,490,387		1,630,208
Current liabilities:
Short-term bank borrowings	28,697	173,726	176,961				28,697		173,726		176,961
Accounts payable	31,091	188,217	109,571				30,788		186,381		108,860
Accrued expenses and other payables	48,304	292,421	167,498				32,347		195,817		124,886
Advance from customers	5,468	33,104	22,976				5,468		33,104		22,976
Income tax payable	1,896	11,476	23,506				1,888		11,427		23,503
Amount due to inter-companies							104,854	[1]	634,755	[1]	499,087	[1]
Amount due to related parties	24,398	147,699	105,037				7,888	[2]	47,754	[2]	54,870	[2]
Current portion of capital lease obligation	2,412	14,600	36,719				2,412		14,600		36,719
Deferred tax liabilities	515	3,115	0				515		3,115		0
Total current liabilities	175,323	1,061,358	810,147				214,857		1,300,679		1,047,862
Non-current liabilities:
Amounts due to related parties-non-current	12,938	78,321	86,316				0		0		43,992
Other borrowings	148,669	900,000	0				148,669		900,000		0
Non-current portion of capital lease obligations	55,691	337,139	52,352				55,689		337,122		52,352
Unrecognized tax benefits	3,066	18,559	12,340				3,066		18,559		12,340
Deferred tax liabilities	12,983	78,593	44,666				12,293		74,417		41,712
Deferred government grants	2,981	18,046	18,793				2,981		18,046		18,793
Mandatorily redeemable noncontrolling interests	16,519	100,000	0				16,519		100,000		0
Total non-current liabilities	428,648	2,594,903	277,467				239,217		1,448,144		169,189
Total liabilities	603,971	3,656,261	1,087,614				454,074		2,748,823		1,217,051
Net revenues	324,879	1,966,717	1,524,158	1,020,929			338,842		2,051,248		1,527,626		1,021,006
Net profit	(7,763)	(47,003)	57,656	45,939			29,577		179,049		122,552		50,764
Net cash provided by operating activities	10,661	64,531	173,923	166,135			32,321		195,659		169,304		150,739
Net cash used in investing activities	(248,992)	(1,507,315)	(175,670)	(1,268,054)			(210,262)		(1,272,863)		(205,069)		(224,704)
Net cash provided by financing activities	409,264	2,477,557	23,952	1,443,947			192,963		1,168,139		110,076		86,109
Increase in cash and cash equivalents	$ 169,583	1,026,602	21,865	327,133			$ 15,022		90,935		74,311		12,144

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payable of nil and RMB14,892 (US$2,460) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2012 and 2013, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were nil, RMB4,224 and RMB9,924 (US$1,639) for the years ended December 31, 2011, 2012 and 2013, respectively.
[2]	Information with respect to related parties is discussed in Note 22.